Amount Due from/(to) Related Parties - Schedule of Material Transactions with Related Parties (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Solar Bina Engineering Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	An entity where Chief Executive Officer and Director Mr. Lee Seng Chi is a common director.	An entity controlled by our Chief Executive Officer and Director Mr. Lee Seng Chi
Reservoir Link Energy Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	Our largest shareholder.	Our largest shareholder
Reservoir Link Holdings Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	A corporate shareholder of Reservoir Link Energy Bhd.
Reservoir Link Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	An entity controlled by Reservoir Link Energy Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Reservoir Link Renewable Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	An entity controlled by Reservoir Link Energy Bhd.	An entity controlled by Reservoir Link Energy Bhd.
RL Sigma Engineering Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	An entity controlled by Reservoir Link Energy Bhd.
Mr. Lee Seng Chi [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	Our Chief Executive Officer and Director	Our Chief Executive Officer and Director
RL Sunseap Energy Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	Related company with Reservoir Link Energy Bhd.	Related company with Reservoir Link Energy Bhd.